Plant, Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Plant Property and Equipment (Textual) [Abstract]
Unamortized capitalized computer software costs	$ 155	$ 132
Amortization of capitalized computer software costs	32	36	36
Plant, Property and Equipment
Land and improvements	614	600
Buildings and improvements	3,066	3,300
Furniture, fixtures and equipment	1,859	1,901
Construction work in process	244	170
Property, Plant and Equipment, Gross, Total	5,783	5,971
Less accumulated depreciation and amortization	(2,513)	(2,648)
Plant, property and equipment, net	$ 3,270	$ 3,323